Segments	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Segments

17. Segments

The Company manages its international market and its U.S. market as separate reportable operating segments, with the international segment consisting of operations in Brazil, Mexico, Argentina, Chile, Colombia, Peru, Ecuador, Honduras, El Salvador, Nicaragua, Costa Rica, Panama and Guatemala. Each segment’s revenue is derived from admissions and concession sales and other ancillary revenues, primarily screen advertising. The measure of segment profit and loss the Company uses to evaluate performance and allocate its resources is Adjusted EBITDA, as defined in the reconciliation table below. The Company does not report asset information by segment because that information is not used to evaluate the performance of or allocate resources between segments.

Below is a breakdown of selected financial information by reportable operating segment:

	Three Months Ended March 31,
	2013	2012
Revenues
U.S.	$366,363	$411,225
International	184,193	169,875
Eliminations	(2,783)	(2,282)

Total revenues	$547,773	$578,818

Adjusted EBITDA
U.S.	$80,443	$104,621
International	36,178	36,035

Total Adjusted EBITDA	$116,621	$140,656

Capital expenditures
U.S.	$6,156	$19,694
International	30,733	27,290

Total capital expenditures	$36,889	$46,984

The following table sets forth a reconciliation of net income to Adjusted EBITDA:

	Three Months Ended
	March 31,
	2013	2012
Net income	$33,416	$43,190
Add (deduct):
Income taxes	10,831	28,121
Interest expense (1)	32,606	32,133
Other income (2)	(4,554)	(5,422)
Depreciation and amortization(3)	39,032	36,816
Impairment of long-lived assets	844	185
(Gain) loss on sale of assets and other	(342)	836
Deferred lease expenses	890	1,123
Amortization of long-term prepaid rents	650	534
Share based awards compensation expense	3,248	3,140

Adjusted EBITDA	$116,621	$140,656

(1)	Includes amortization of debt issue costs.
(2)

Includes interest income, foreign currency exchange gain and equity in income of affiliates and excludes distributions from NCM. Distributions from NCM are reported entirely within the U.S. operating segment.

(3)	Includes amortization of favorable/unfavorable leases.

Financial Information About Geographic Areas

Below is a breakdown of selected financial information by geographic area:

	Three Months Ended
	March 31,
	2013	2012
Revenues
U.S.	$366,363	$411,225
Brazil	82,117	78,398
Other international countries	102,076	91,477
Eliminations	(2,783)	(2,282)

Total	$547,773	$578,818

	March 31, 2013	December 31, 2012
Theatre Properties and Equipment-net
U.S.	$925,482	$940,922
Brazil	205,652	190,990
Other international countries	173,505	173,046

Total	$1,304,639	$1,304,958

21. SEGMENTS

The Company manages its international market and its U.S. market as separate reportable operating segments. The international segment consists of operations in Brazil, Mexico, Argentina, Chile, Colombia, Peru, Ecuador, Honduras, El Salvador, Nicaragua, Costa Rica, Panama and Guatemala. The U.S. segment includes U.S. and Canada operations. (Note that the Company’s only Canadian theatre was sold during November 2010.) Each segment’s revenue is derived from admissions and concession sales and other ancillary revenues, primarily screen advertising. The measure of segment profit and loss the Company uses to evaluate performance and allocate its resources is Adjusted EBITDA, as defined in the reconciliation table below. The Company does not report asset information by segment because that information is not used to evaluate the performance or allocate resources between segments.

Below is a breakdown of select financial information by reportable operating segment:

	Year Ended December 31,
	2010	2011	2012
Revenues:
U.S.	$1,584,281	$1,593,667	$1,706,511
International	564,240	696,119	777,663
Eliminations	(7,377)	(10,173)	(10,643)

Total revenues	$2,141,144	$2,279,613	$2,473,531

	Year Ended December 31,
	2010	2011	2012
Adjusted EBITDA:
U.S.	$364,610	$372,739	$411,293
International	122,575	148,261	179,375

Total Adjusted EBITDA	$487,185	$521,000	$590,668

	Year Ended December 31,
	2011	2012
Capital Expenditures:
U.S.	$79,510	$107,323
International	105,309	113,404

Total capital expenditures	$184,819	$220,727

The following table sets forth a reconciliation of net income to Adjusted EBITDA:

	Year Ended December 31,
	2010	2011	2012
Net income	$150,930	$133,953	$172,784
Add (deduct):
Income taxes	58,601	73,872	126,216
Interest expense (1)	112,444	123,102	123,665
Loss on early retirement of debt	3	4,945	5,599
Loss on marketable securities—RealD	—	12,610	—
Other income (2)	(3,721)	(13,594)	(21,568)
Depreciation and amortization (3)	143,508	154,449	147,675
Impairment of long-lived assets	12,538	7,033	3,031
(Gain) loss on sale of assets and other	(431)	8,792	12,168
Deferred lease expenses	3,940	4,155	4,104
Amortization of long-term prepaid rents	1,786	2,657	2,673
Share based awards compensation expense	7,587	9,026	14,321

Adjusted EBITDA	$487,185	$521,000	$590,668

(1)	Includes amortization of debt issue costs.
(2)

Includes interest income, foreign currency exchange gain (loss), and equity in income (loss) of affiliates and excludes distributions from NCM. Distributions from NCM are reported entirely within the U.S. operating segment.

(3)	Includes amortization of favorable/unfavorable leases.

Financial Information About Geographic Areas

Below is a breakdown of select financial information by geographic area:

	Year Ended December 31,
	2010	2011	2012
Revenues
U.S.	$1,584,281	$1,593,667	$1,706,511
Brazil	315,884	358,820	328,136
Other foreign countries	248,356	337,299	449,527
Eliminations	(7,377)	(10,173)	(10,643)

Total	$2,141,144	$2,279,613	$2,473,531

	December 31,
	2011	2012
Theatres properties and equipment, net
U.S.	$934,279	$940,922
Brazil	149,294	190,990
Other foreign countries	155,277	173,046

Total	$1,238,850	$1,304,958